Note 15 - Financial Instruments (Details Textual)	Dec. 31, 2019 USD ($)
Long-term Debt, Fair Value	$ 55,400,000
Difference Between Fair Value and Carrying Value	1,500,000
Long-term Debt, Total	$ 56,891,000
Interest Rate Swap [Member]
Derivative, Number of Instruments Held, Total	2
Derivative, Notional Amount	$ 10,000,000